Document And Entity Information	Jan. 22, 2026
Document Information Line Items
Entity Central Index Key	0002086524
Amendment Description	AMENDMENT NO. 5
Document Type	S-1/A
Entity Registrant Name	K2 Capital Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true